[ING LETTERHEAD]

February 19, 2010

Patrick Scott
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C., 20549-4644

Re:	Separate Account B of ING USA Annuity and Life Insurance Company
File Nos. 333-28769, 811-05626
Prospectus Name: ING GoldenSelect Access

Dear Mr. Scott:

We are making this filing, Post-Effective Amendment No. 46 to the Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company and its Separate Account B, which concerns the above-referenced offering of securities.

The purpose of this filing is to disclose our decision to discontinue offering the contracts for sale to new purchasers, effective March 15, 2010. As a result, we will also discontinue offering the optional riders and endorsements currently available for purchase with the contract for an additional charge, including certain riders that we had, as company practice, also allowed existing customers to elect on a limited basis, subject to certain conditions and eligibility requirements.

We have already notified our existing customers who will be affected by this change in company practice. We filed a supplement to the prospectus containing this information on February 8, 2010.
Although we do not believe that this change constitutes a material change to the registration statement, we are filing this post-effective amendment pursuant to Rule 485(a) under the Securities Act of 1933 out of an abundance of caution.

We respectfully request selective review.

The registrant hereby acknowledges that:

·	The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

·	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

·	The registrant may not assert staff comments as a defense in any proceeding initiated by the
Commission or any person under the federal securities laws of the United States.

Patrick F. Scott
Senior Counsel
February 19, 2010

Please call me, at (610) 425-3447, with your questions or comments or e-mail me:
nicholas.morinigo@us.ing.com.

Respectfully,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ING USA Annuity and Life Insurance Company
1475 Dunwoody Drive
West Chester, PA 19380
Tel: (610) 425-3447
Fax: (610) 425-3520